DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)							12 Months Ended
	Mar. 14, 2024	Mar. 13, 2024	Sep. 07, 2023	Mar. 03, 2023	Mar. 05, 2021	Mar. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2023	Feb. 28, 2023
Date of incorporation							Apr. 17, 2018
Stock issued during period, stock options exercised							250,000
Stock issued during period value new issues							$ 16,012,750
Common stock, par value							$ 0.001	$ 0.001
Common stock shares outstanding							86,154,818	63,151,000
Common Stock [Member]
Stock issued during period, stock options exercised							750,000	350,000
Stock issued during period shares new issues							16,012,750
Stock issued during period value new issues							$ 16,013
DHC Acquisition Corp [Member]
Date of incorporation							Dec. 22, 2020
Accretion of carrying value to redemption value							$ 4,360,577	$ 4,462,497
Business combination consummate term period							December 4, 2023 to May 4, 2024
Stock issued during period shares new issues						300,000,000
Payment to acquire restricted investments							$ 9,450,720
Assets held in the trust account							309,450,720
Transaction cost							17,501,346
Cash underwriting fess net of reimbursement							6,189,014
Deferred underwriting fee							10,830,775
Other offering costs payable							481,557
Net tangible assets required for consummation of business combination							5,000,001
Banking regulation mortgage banking net worth minimum			$ 5,000,001
Cash							40,167	212,608
Working capital							7,975,260
Due to related parties current							$ 650,000	0
DHC Acquisition Corp [Member] | Lock Up Agreement [Member]
Lock in period of shares			12 months
Lock in period of shares			$ 18.00
Share transfer restriction, threshold trading days			20 days
Number of consecutive trading days for share price determination			30 days
Number of days post closing based on which lock in period is determined.			90 days
DHC Acquisition Corp [Member] | Maximum [Member]
U.S. government securities, maturity terms						185 days
DHC Acquisition Corp [Member] | Sponsor [Member]
Lock in period of shares							$ 12.00
Due to related parties current
DHC Acquisition Corp [Member] | Sponsor [Member] | Maximum [Member]
Share transfer restriction, threshold trading days							30 days
DHC Acquisition Corp [Member] | Over-Allotment Option [Member]
Stock issued during period shares new issues							4,500,000
DHC Acquisition Corp [Member] | Over-Allotment Option [Member] | Underwriters [Member] | Partial Exercise Of Over Allotment Option [Member]
Stock issued during period shares new issues					945,072
Class of warrant or rights issued during period					126,010
Class of warrant or rights issued during period, price per warrant or right					$ 1.50		$ 1.50
Proceeds from issuance of warrants					$ 189,015
Stock issued during period value new issues					$ 9,450,720
DHC Acquisition Corp [Member] | IPO [Member]
Proceeds from issuance of warrants									$ 10,211,874
DHC Acquisition Corp [Member] | IPO [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or rights issued during period							6,000,000
Class of warrant or rights issued during period, price per warrant or right							$ 1.50
Proceeds from issuance of warrants							$ 9,000,000
Proceeds from sale of equity						$ 300,000,000
Proceeds from sale of equity						$ 10.00
DHC Acquisition Corp [Member] | Common Class A [Member]
Temporary equity redemption price per share				$ 10.21			$ 0.03			$ 10.67
Accretion of carrying value to redemption value							$ 4,360,577	$ 4,462,497	$ 27,136,138
Temporary equity shares issued							2,057,453	30,945,072
Ordinary shares subject to possible redemption par value							$ 10.72	$ 10.14
Temporary equity, par value										$ 27,631,384
Stock redeemed or called during period, shares							2,589,121
Common stock, par value							$ 0.0001	$ 0.0001
Common stock shares outstanding							0	0
Ordinary shares subject to possible redemption							2,057,453	30,945,072
DHC Acquisition Corp [Member] | Common Class A [Member] | Common Stock [Member]
Accretion of carrying value to redemption value				$ 268,585,494
DHC Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member]
Ordinary shares subject to possible redemption par value										$ 5.37
Temporary equity, par value										$ 1,323,008
Ordinary shares subject to possible redemption							1,971,536			1,971,536
DHC Acquisition Corp [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Lock in period of shares							$ 18.00
DHC Acquisition Corp [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during period shares new issues						30,000,000
Shares issue price						$ 10.00
DHC Acquisition Corp [Member] | Common Class A [Member] | IPO [Member]
Stock issued during period shares new issues						30,000,000
Shares issue price						$ 10.00
DHC Acquisition Corp [Member] | Common Class A [Member] | DHC Acquisition Corp [Member]
Stock issued during period, stock options exercised				26,298,498
Temporary equity redemption price per share				$ 10.21
Accretion of carrying value to redemption value				$ 268,585,000
DHC Acquisition Corp [Member] | Common Class A [Member] | Subsequent Event [Member]
Stock issued during period, stock options exercised	1,949,706
Temporary equity redemption price per share	$ 10.77
Accretion of carrying value to redemption value	$ 20,998,333.62
Temporary equity shares issued	1,908,504
Ordinary shares subject to possible redemption par value	$ 10.80
Temporary equity, par value	$ 20,612,041
Common stock, par value		$ 0.0001
Common stock conversion basis		one (1) share of common stock
DHC Acquisition Corp [Member] | Non Redeemable Common Class A [Member]
Common stock shares outstanding				400,000							400,000
DHC Acquisition Corp [Member] | Non Redeemable Common Class A [Member] | Subsequent Event [Member]
Common stock, par value		$ 0.0001
DHC Acquisition Corp [Member] | New Ben Common Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Common stock conversion basis		one (1) share of New BEN Common Stock
DHC Acquisition Corp [Member] | Non-redeemable Common Class B [Member] | Sponsor [Member]
Number of shares agreed to transfer				150,000
DHC Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value							$ 0.0001	$ 0.0001
Common stock conversion basis							one-for-one basis
Common stock shares outstanding							7,736,268	7,736,268
DHC Acquisition Corp [Member] | Common Class B [Member] | Common Stock [Member]
Accretion of carrying value to redemption value
DHC Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member]
Common stock shares outstanding							246,443			246,443